Initial Public Offering - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended
	Jun. 30, 2013	Apr. 30, 2013	Sep. 30, 2013	May 31, 2013	Apr. 18, 2013	Sep. 30, 2013 Senior PIK Toggle Notes 9.125% Notes [Member]	Dec. 31, 2012 Senior PIK Toggle Notes 9.125% Notes [Member]
Initial Public Offering [Line Items]
Initial public offering		15,800,000			15,789,474
Common stock price per share					$ 15.00
Additional shares at the initial public offering				1,170,603
Proceeds from sale of Company stock generated by IPO			$ 240
Payment of underwriting fees			14
Professional fees			10
Net proceeds of initial public offering		230	230
Extinguishment of debt	$ 250		$ 250
Senior Notes, annual interest rate						9.125%	9.125%